INSURANCE RESERVES (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 776,301,000	€ 1,008,320,000		€ 985,777,000
Cancellation commissions	3,140,000	2,790,000		1,676,000
Other insurance related income	(2,161,000)	6,061,000		2,601,000
Total income from insurance operations	777,280,000	1,017,171,000		990,054,000
Income From Insurance Operations Textuals [Abstract]
premiums assumed included in premiums earned	400,000	1,300,000		1,000,000
Premiums earned on long-duration life insurance contracts	86,300,000	172,000,000		216,600,000
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	735,476,000	700,711,000
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	245,894,000	293,974,000
Change in provision for insured events of prior years	16,079,000	(33,644,000)
Total incurred claims and claims adjustment expenses	261,973,000	260,330,000
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(83,739,000)	(121,149,000)
Claims and claim adjustment expenses attributable to insured events of prior years	(118,257,000)	(103,082,000)
Total payments	(201,996,000)	(224,231,000)
Changes in unearned premium reserves	(45,657,000)	(1,334,000)
Reserve for unpaid claims and claim adjustment expenses as at December 31,	749,796,000	735,476,000		700,711,000
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	1,795,868,000	1,620,662,000
Increase in reserves	618,976,000	457,143,000
Paid claims and other movements	(403,799,000)	(281,937,000)
Mathematical and other life insurance reserves at December 31,	2,011,045,000	1,795,868,000		1,620,662,000
Total insurance reserves	2,760,841,000	2,531,344,000	[1]		3,652,389,000
Short-duration life insurance contracts [Abstract]
Premiums written	226,629,000	248,887,000		247,449,000
Reinsurance ceded	(4,861,000)	(8,305,000)		(15,089,000)
Net written premiums	221,768,000	240,582,000		232,360,000
Premiums earned	203,929,000	249,901,000		257,056,000
Reinsurance ceded	(10,324,000)	(8,319,000)		(14,960,000)
Net earned premiums	193,605,000	241,582,000		242,096,000
Property and casualty insurance contracts
Direct premiums written	452,460,000	578,919,000		516,337,000
Reinsurance assumed	10,913,000	8,436,000		5,407,000
Reinsurance Ceded	(70,749,000)	(108,698,000)		(103,516,000)
Net premiums written	392,624,000	478,657,000		418,228,000
Direct Premiums Earned	512,988,000	581,142,000		469,969,000
Reinsurance assumed	3,136,000	6,921,000		7,961,000
Reinsurance Ceded	(80,602,000)	(108,071,000)		(103,174,000)
Net premiums earned	€ 435,522,000	€ 479,992,000		€ 374,756,000

[1]	As restated. See Note 43 for more information.